Acquisitions - Narrative (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Jan. 03, 2017	Apr. 22, 2016	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BIVIVP
Business Acquisition [Line Items]
Total consideration transferred — net of cash acquired	$ 882.1		$ 882.1
Revenues					$ 216.7
Unaudited pro forma combined revenues					$ 2,890.0	$ 3,140.0
Galliprant
Business Acquisition [Line Items]
Total consideration transferred — net of cash acquired		$ 88.6
Upfront payment		45.0
Contingent consideration		$ 43.6
Galliprant | Development and Success-based Regulatory Milestones
Business Acquisition [Line Items]
Amount eligible to receive				$ 8.0
Galliprant | Potential Sales-based Milestones
Business Acquisition [Line Items]
Amount eligible to receive				60.0
Payment related to sales-based milestone				$ 15.0